Borrowings (Details) ¥ in Millions					12 Months Ended
	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Sep. 27, 2021 USD ($)	Sep. 27, 2021 JPY (¥)	Mar. 31, 2023 USD ($) ft²	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Oct. 30, 2026	Mar. 31, 2024	Mar. 31, 2023 JPY (¥) ft²	Mar. 31, 2022 JPY (¥)
Borrowings (Details) [Line Items]
Aggregate credit line	$ 61,300,000	¥ 8,150.0	$ 61,600,000	¥ 7,500.0
Borrowed amount					$ 61,300,000	$ 41,000,000				¥ 8,150.0	¥ 5,000.0
Net outstanding balance					60,600,000	40,300,000				8,100.0	4,900.0
Unamortized loan service					$ (643,438)	(711,018)				¥ 85.6	86.6
Interest rate description					(3)The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Feet) | ft²					16,165					16,165
Land carrying value					$ 2,600,000	2,600,000				¥ 340.1	¥ 340.1
Interest expenses | $					$ 2,388,870	$ 2,951,406	$ 2,279,038
Weighted average interest rates					1.49%	1.59%	1.27%			1.49%	1.59%
Forecast [Member]
Borrowings (Details) [Line Items]
Bears interest rate, percentage								10.50%	9.00%
Resona Merchant Bank Asia Limited [Member]
Borrowings (Details) [Line Items]
Aggregate credit line	$ 1,500,000	¥ 200.0
Borrowed amount					$ 1,500,000					¥ 200.0